Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per ordinary share, diluted	$ 0.77	$ 0.49	$ 1.71
Weighted-average number of ordinary shares outstanding, diluted	4,891,071	3,349,071	359,743